Share Capital - Preferred Shares (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Jan. 02, 2013	Dec. 31, 2011
Class of Stock [Line Items]
Preferred Stock, Terms of Beneficial Conversion, Disposal of Shares Decrease the Beneficial Ownership of Subsidiary Below a Stated Interest, Stated Interest					10.00%
Business Acquisition, Cost of Acquired Entity, Purchase Price						$ 14,300,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	66,434	66,434	66,434
Stock Issued During Period, Shares, Conversion of Convertible Securities		66,433
Preferred Stock, Shares Outstanding	2,000,000	2,000,000	2,000,000		18,000,000		18,000,000
Dividends paid			2,149,000	0
Preferred Stock, Dividend Rate, Per-Dollar-Amount			$ 0.045		$ 0.045
Preferred Stock, Dividend Rate, Percentage			4.50%		4.50%
Preferred Stock, Liquidation Preference Per Share	$ 1.00	$ 1.00	$ 1.00		$ 1.00		$ 1.00
Convertible Preferred Stock, Shares Issued upon Conversion					0.1270
Preferred Stock, Redemption Price Per Share	$ 1.00	$ 1.00	$ 1.00		$ 1.00
Preferred Stock, Redemption Vesting Period					2 years
Preferred Stock, Redemption Terms, Preferred Shares Transferred to a Party other Than a Subsidiary or an Entity in which the Company Hods a Stated Interest, Stated Interest					10.00%
Preferred Stock, Amount of Preferred Dividends in Arrears			23,000		1,600,000
Preferred Stock, Per Share Amounts of Preferred Dividends in Arrears					$ 0.26
Preferred Stock, Amount of Accrued Dividends	$ 67,000
Restricted Voting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Percentage of Agrgregate Votes Eligible to be Voted by Common Shareholders, Maximum	30.00%	30.00%	30.00%		30.00%
Stock Option [Member]
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion	0.1270	0.1270	0.1270